Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Class A C Shares | Alger Small Cap Focus Fund - AC
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Small Cap Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Small Cap Focus Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 53 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A Shares)” on page 29 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.49%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an “Index” and together, the “Indexes”) with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2020, the market capitalization of the companies in the Indexes ranged from $42 million to $25.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. The Manager believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, in times of adverse or unstable market, economic or political conditions, to meet redemptions and/or when the Manager believes it is advisable to do so. Except during temporary defensive periods, such investments will not exceed 15% of the Fund’s assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; significant job losses and increasing unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Although the Federal Reserve has taken a number of actions to mitigate the impact of COVID-19 on U.S. markets and institutions, including decreasing interest rates and implementing a variety of emergency stimulus measures, these actions may not succeed or have the intended effect. This crisis or other public health crises may also exacerbate other pre-existing political, social, economic, market and financial risks. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates and a substantial economic downturn or recession. Such impacts could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.•Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.•Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Prior to August 7, 2015, the Fund followed different investment strategies under the name “Alger Growth Opportunities Fund” and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund’s current investment strategies and investment personnel. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares as of December 31 (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q2 202036.70%Worst Quarter:Q3 2011-23.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Class A C Shares | Alger Small Cap Focus Fund - AC | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 643
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,160
10 Years	rr_ExpenseExampleYear10	$ 1,925
2011	rr_AnnualReturn2011	(5.05%)
2012	rr_AnnualReturn2012	13.55%
2013	rr_AnnualReturn2013	38.00%
2014	rr_AnnualReturn2014	1.67%
2015	rr_AnnualReturn2015	1.59%
2016	rr_AnnualReturn2016	8.29%
2017	rr_AnnualReturn2017	28.88%
2018	rr_AnnualReturn2018	14.18%
2019	rr_AnnualReturn2019	24.12%
2020	rr_AnnualReturn2020	53.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008
Class A C Shares | Alger Small Cap Focus Fund - AC | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	2,264
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008
Class A C Shares | Alger Small Cap Focus Fund - AC | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	45.14%
5 Years	rr_AverageAnnualReturnYear05	23.48%
10 Years	rr_AverageAnnualReturnYear10	16.00%
Class A C Shares | Alger Small Cap Focus Fund - AC | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	51.14%
5 Years	rr_AverageAnnualReturnYear05	23.89%
10 Years	rr_AverageAnnualReturnYear10	15.80%
Class A C Shares | Alger Small Cap Focus Fund - AC | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	45.14%
5 Years	rr_AverageAnnualReturnYear05	23.20%
10 Years	rr_AverageAnnualReturnYear10	14.76%
Class A C Shares | Alger Small Cap Focus Fund - AC | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.73%
5 Years	rr_AverageAnnualReturnYear05	19.26%
10 Years	rr_AverageAnnualReturnYear10	12.90%
Class A C Shares | Alger Small Cap Focus Fund - AC | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.63%
5 Years	rr_AverageAnnualReturnYear05	16.36%
10 Years	rr_AverageAnnualReturnYear10	13.48%

[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.